Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
OPERATING ACTIVITIES
Net Income (Loss)	$ (6,093)	$ (9,501)	$ (10,236)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	2,275	2,233	2,241
Impairments	470	834	4,063
(Gain) loss on debt extinguishment	1	668	459
(Income) loss from equity-method investments	38	129	20
Share-based compensation	101	121	105
Amortization of discounts and debt issue costs	171	172	119
Noncash lease expense	148	140	172
Other, net	57	137	(56)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(2,832)	(5,067)	(3,114)
Changes in operating assets and liabilities
Receivables	(171)	(7)	125
Inventories	(95)	(63)	77
Prepaid expenses and other	(874)	(1,070)	(209)
Accounts payable	283	206	(165)
Accrued liabilities and other	341	601	(311)
Customer deposits	1,679	1,291	(2,703)
Net cash provided by (used in) operating activities	(1,670)	(4,109)	(6,301)
INVESTING ACTIVITIES
Purchases of property and equipment	(4,940)	(3,607)	(3,620)
Proceeds from sales of ships and other	70	351	334
Purchase of minority interest	(1)	(90)	(81)
Purchase of short-term investments	(315)	(2,873)	0
Proceeds from maturity of short-term investments	515	2,673	0
Other, net	(96)	3	127
Net cash provided by (used in) investing activities	(4,767)	(3,543)	(3,240)
FINANCING ACTIVITIES
Proceeds from (repayments of) short-term borrowings, net	(2,590)	(293)	2,852
Principal repayments of long-term debt	(2,075)	(5,956)	(1,621)
Premium paid on extinguishment of debt	(1)	(545)	0
Proceeds from issuance of long-term debt	7,209	13,042	15,020
Dividends paid	0	0	(689)
Purchases of common stock	0	0	(12)
Issuance of common stock, net	1,180	1,009	3,249
Issuance of common stock under the Stock Swap Program	95	206	0
Purchase of treasury stock under the Stock Swap Program	(87)	(188)	0
Debt issue costs and other, net	(154)	(327)	(150)
Net cash provided by (used in) financing activities	3,577	6,949	18,650
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(79)	(13)	53
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,940)	(715)	9,161
Cash, cash equivalents and restricted cash at beginning of year	8,976	9,692	530
Cash, cash equivalents and restricted cash at end of year	$ 6,037	$ 8,976	$ 9,692